Deferred revenue and customer advances (Details) ¥ in Millions, $ in Millions	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Contract with Customer, Liability [Abstract]
Deferred revenue	¥ 37,142		¥ 35,350
Customer advances	39,745		39,505
Total	76,887		74,855
Less: current portion	(72,818)	$ (10,085)	(71,295)
Non-current portion	¥ 4,069	$ 564	¥ 3,560